Equity (Details) - USD ($)							12 Months Ended
	Nov. 25, 2024	Nov. 20, 2024	Nov. 04, 2024	Dec. 22, 2023	Aug. 18, 2023	Aug. 10, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 29, 2024	Jan. 29, 2024	Dec. 29, 2023
Equity [Line Items]
Repurchase amount (in Dollars)								$ 865,500	$ 432,750
Paid dividends (in Dollars)							57,726	57,672	57,477
Dividends payable (in Dollars)							$ 4,629,034	15,788,003
Beneficiary shares exceeded percentage							5.00%
Beneficiary shares percentage							5.00%
Percentage of after tax profits							10.00%
Percentage of registered capital							50.00%
Statutory reserve funds (in Dollars)							$ 642,177		$ 135,369
Net restricted assets (in Dollars)							$ 671,513	$ 162,966
Fair value of warrant (in Dollars)			$ 3,232,000
Allocated proceeds of conversion warrants (in Dollars)			$ 1,306,000
Threshold trading days for redemption of public warrants							20 days
Trading period of redemption							30 days
Convertible Notes [Member]
Equity [Line Items]
Conversion of price per share (in Dollars per share)	$ 0.645	$ 0.645
Conversion Warrants [Member]
Equity [Line Items]
Number of shares issued	7,751,939	7,751,939
Public Warrants [Member]
Equity [Line Items]
Warrants expiry term							5 years
Threshold trading days for redemption of public warrants							30 days
Warrant [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)							$ 0.01
Ordinary Shares [Member] | Convertible Notes [Member]
Equity [Line Items]
Conversion of price per share (in Dollars per share)	$ 0.645
Ordinary Shares [Member] | Public Warrants [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)							11.5
Sale price of share (in Dollars per share)							18
Ordinary Shares [Member] | Private Warrants [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)							$ 11.5
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized							100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Number of shares issued							24,871,433
Ordinary shares, issued							24,871,433	24,871,433
Ordinary shares outstanding							24,871,433	24,871,433
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized							500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Vote for each share							one
Number of shares issued	7,751,939	7,751,939					17,487,800		1,600,000
Share consideration							1,120,000
Fair value of shares value (in Dollars)					$ 6,160,000
Ordinary shares repurchased and cancelled										240,416	240,417	240,417
Repurchase amount (in Dollars)								$ 865,500	$ 432,750
Ordinary shares, issued							24,518,489	24,518,489
Ordinary shares outstanding							24,518,489	24,518,489
Class B Ordinary Shares [Member] | Conversion Warrants [Member] | Convertible Notes [Member]
Equity [Line Items]
Conversion of price per share (in Dollars per share)							$ 0.6
Class B Ordinary Shares [Member] | Public Rights [Member]
Equity [Line Items]
Ordinary shares, issued							690,000
Class B Ordinary Shares [Member] | Private Rights [Member]
Equity [Line Items]
Ordinary shares, issued							34,150
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued					1,120,000
Price per share (in Dollars per share)					$ 5.5
Class B Ordinary Shares [Member] | Shareholders of HMAC [Member]
Equity [Line Items]
Number of shares issued							2,923,999
Class B Ordinary Shares [Member] | Sponsor of HMAC [Member]
Equity [Line Items]
Number of shares issued							1,725,000
Class B Ordinary Shares [Member] | Private Shareholders [Member]
Equity [Line Items]
Number of shares issued							375,650
Class B Ordinary Shares [Member] | Public Shareholders [Member]
Equity [Line Items]
Number of shares issued							823,349
Class B Ordinary Shares [Member] | Financial Advisor [Member]
Equity [Line Items]
Number of shares issued					1,120,000
Class B Ordinary Shares [Member] | Ladenburg Thalmann & Co. Inc. (“LT”) [Member]
Equity [Line Items]
Number of shares purchases from agreement				721,250
Number of share purchase value (in Dollars)				$ 1,298,250
Beneficiary Shares Below 5% [Member]
Equity [Line Items]
Dividends payable (in Dollars)							$ 1,009,299	$ 1,011,326
Shanghai Jingyue [Member]
Equity [Line Items]
Statutory reserve funds (in Dollars)							$ 133,630
Public Warrants [Member]
Equity [Line Items]
Number of unit sold						6,900,000
Warrants purchase shares							6,900,000
Public Warrants [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Warrants purchase shares							6,900,000
Private Placement [Member]
Equity [Line Items]
Units sold							341,500
Private Warrants [Member]
Equity [Line Items]
Warrants purchase shares							341,500
Private Warrants [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Warrants purchase shares							341,500